Related Party Transactions - Narrative (Details) - CAD ($)		3 Months Ended
	Jun. 17, 2022	Sep. 30, 2021	Sep. 30, 2022	Jun. 30, 2022
Officers
Disclosure of transactions between related parties [line items]
Related party transactions payable			$ 294,156	$ 287,063
Telescope Innovations Corp
Disclosure of transactions between related parties [line items]
Related party transactions payable			$ 60,000	$ 793,310
Telescope Innovations Corp | MSA
Disclosure of transactions between related parties [line items]
Funding period	1 year
Amount of costs incurred		$ 141,033